Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	$ 778,508	$ 767,365
Allowance for credit losses		7,463	6,536
Net		771,045	760,829
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	531,999	523,361
United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	62,136	59,246
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	45,696	44,190
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	22,043	21,038
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	51,111	49,159
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	13,290	11,346
Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	52,233	59,025
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		370,191	350,941
Allowance for credit losses		1,460	1,208
Net		368,731	349,733
Residential mortgages [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	312,131	297,677
Residential mortgages [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	18,980	16,749
Residential mortgages [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	4,625	4,113
Residential mortgages [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	21,739	20,410
Residential mortgages [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,384	2,196
Residential mortgages [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	10,332	9,796
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		110,567	106,379
Allowance for credit losses		2,432	2,319
Net		108,135	104,060
Personal loans [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	82,764	82,892
Personal loans [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	5,965	4,009
Personal loans [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	3,436	2,615
Personal loans [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	5,801	5,623
Personal loans [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	5,125	4,868
Personal loans [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,885	2,186
Personal loans [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	4,591	4,186
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		279,705	292,671
Allowance for credit losses		2,216	1,849
Net		277,489	290,822
Business and government [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	128,086	133,810
Business and government [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	56,171	55,237
Business and government [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	22,232	23,994
Business and government [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	11,125	10,545
Business and government [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	20,171	20,330
Business and government [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	6,481	5,518
Business and government [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	35,439	43,237
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	7,244	6,739
Allowance for credit losses	[2]	2,341	2,054
Net	[2]	4,903	4,685
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	2,416	2,158
Allowance for credit losses	[2]	683	569
Net	[2]	1,733	1,589
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]		109
Allowance for credit losses	[2]		22
Net	[2]		87
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,494	1,343
Allowance for credit losses	[2]	535	424
Net	[2]	959	919
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	823	715
Allowance for credit losses	[2]	400	385
Net	[2]	423	330
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,420	1,249
Allowance for credit losses	[2]	332	281
Net	[2]	1,088	968
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	364	322
Allowance for credit losses	[2]	132	109
Net	[2]	232	213
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	727	843
Allowance for credit losses	[2]	259	264
Net	[2]	468	579
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	2,903	2,372
Allowance for credit losses	[2]	840	645
Net	[2]	2,063	1,727
Financial instruments credit-impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,071	1,117
Allowance for credit losses	[2]	604	621
Net	[2]	467	496
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	3,270	3,250
Allowance for credit losses	[2]	897	788
Net	[2]	$ 2,373	$ 2,462

[1]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[2]	Interest income recognized on impaired loans during the year ended October 31, 2025 was $95 (2024 – $84).